Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Fair Value Measurements
Fair Value Measurements

3. Fair Value Measurements

ASC 820 “Fair Value Measurements,” defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;

•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data; and

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

The following table presents information about the Company’s warrant liabilities that were measured at fair value on a recurring basis as of March 31, 2017 and December 31, 2016 and indicates the fair value hierarchy of the valuation:

	Level 1	Level 2	Level 3	Total
As of March 31, 2017 Warrant Liability	$—	$—	$1,252,620	$1,252,620

	Level 1	Level 2	Level 3	Total
As of December 31, 2016 Warrant Liability	$—	$—	$799,201	$799,201

The change in the estimated fair value of level 3 liabilities is summarized below:

	Beginning	Change in	Ending Fair
	Value of	Fair Value of	Value of
	Level 3	Level 3	Level 3
	Liability	Liability	Liability
For the three months ended March 31, 2017	$799,201	$453,419	$1,252,620

For the three months ended March 31, 2016	$—	$—	$—

The warrants were issued in 2016 and were originally valued on November 29, 2016 using the Black-Scholes-Merton model with the following assumptions: stock price of $0.69, exercise price of $0.75, term of 5.5 years expiring May 2022, volatility of 71.92%, dividend yield of 0%, and risk-free interest rate of 1.87%. The warrants were revalued at December 31, 2016 using the Black-Scholes-Merton model with the following assumptions: stock price of $0.716, exercise price of $0.75, term of 5.41 years expiring May 2022, volatility of 73.62%, dividend yield of 0%, and risk-free interest rate of 2.0%.  The warrants were revalued at March 31, 2017 using the Black-Scholes-Merton model with the following assumptions:  stock price of $1.00, exercise price of $0.75, term of 5.16 years expiring May 2022, volatility of 78.33%, dividend yield of 0%, and risk-free interest rate of 1.95%.

The change in the fair value of the level 3 warrant liability is reflected in the statement of operations and comprehensive loss for the three months ended March 31, 2017.

3. Fair Value Measurements

        ASC 820 "Fair Value Measurements," defines fair value, establishes a framework for measuring fair value under generally accepted accounting principles and enhances disclosures about fair value measurements. Fair value is defined under ASC 820 as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value under ASC 820 must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value which are the following:

•	Level 1—Quoted prices in active markets for identical assets or liabilities;
•

Level 2—Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data; and

•

Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities, including pricing models, discounted cash flow methodologies and similar techniques.

        The following table presents information about the Company's warrant liabilities that were measured at fair value on a recurring basis as of December 31, 2016 and 2015 and indicates the fair value hierarchy of the valuation:

	Level 1	Level 2	Level 3	Total
As of December 31, 2016 Warrant Liability	$—	$—	$799,201	$799,201

        There were no warrant liabilities at December 31, 2015.

        The change in the estimated fair value of level 3 liabilities is summarized below:

	Beginning Value of Level 3 Liability	Issuance of Common Stock Warrants	Change in Fair Value of Level 3 Liability	Conversion into Additional Paid-in Capital	Ending Fair Value of Level 3 Liability
For the year ended December 31, 2016	$—	$756,001	$43,200	$—	$799,201

For the year ended December 31, 2015	$601,889	$47,479	$501,617	$(1,150,985)	$—

        The warrants issued in 2016 were originally valued on November 29, 2016 using the Black-Scholes-Merton model with the following assumptions: stock price of $0.69, exercise price of $0.75, term of 5.5 years expiring May 2022, volatility of 71.92%, dividend yield of 0%, and risk-free interest rate of 1.87%. The warrants were revalued at December 31, 2016 using the Black-Scholes model with the following assumptions: stock price of $0.716, exercise price of $0.75, term of 5.41 years expiring May 2022, volatility of 73.62%, dividend yield of 0%, and risk-free interest rate of 2.0%.

        The change in the fair value of the level 3 warrant liability is reflected in the statement of operations and comprehensive loss for the years ended December 31, 2016 and 2015.